 July 27, 2011
Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Unified Series Trust (File Nos. 333- 100654, 811-21237)

Ladies and Gentlemen:

Unified Series Trust (the "Trust"), on behalf of the Appleseed Fund (the "Fund"), one if its series, hereby submits, via electronic filing, a Preliminary Proxy Statement on Schedule 14A related to solicitation of shareholder approval of a new management agreement with the Fund's investment advisor.

You may direct any comments to Marc Collins at (513) 352-6774.

Very truly yours,

Thompson Hine LLP